EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company		120,182,422	114,151,664	104,786,155	100,610,227	93,511,317
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)		1,495,667,568	1,500,059,831	1,506,550,088	1,508,231,919	1,512,906,498	1,523,457,459
Unexercised options and other share-based plans (in shares)		93,948,780		95,805,397
Total diluted shares (in shares)		1,589,616,348		1,602,355,485
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	1,495,582,448			1,506,464,968
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120			85,120